UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
           --------------------------------------------------
Address:   230 Park Avenue
           --------------------------------------------------
           New York, NY  10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sorrell M. Mathes
           -------------------------------------------------------
Title:     President
           -------------------------------------------------------
Phone:     (917) 368-4900
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Sorrell M.Mathes               New York, NY            02/14/07
       ------------------------   ------------------------------  --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        111
                                               -------------

Form 13F Information Table Value Total:        $112,429
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.          Form 13F File Number       Name

    1                                       Sorrell M. Mathes
---------        ------------               -----------------------------


                                                           Form 13F Information Table

                  Column 1               Column 2     Column 3 Column 4     Column 5      Column 6  Column 7        Column 8
                  --------               --------     -------- -------- ---------------- ---------- --------        --------
                                                                 Value  Shrs or SH/ PUT/ Investment  Other       Voting Authority
               Name of Issuer         Title of Class   Cusip   (X$1000) Prn Amt PRN CALL Discretion Managers  Sole   Shared     None
               --------------         --------------   -----   -------- ------- --- ---- ---------- --------  ----   ------     ----

         A C Moore Arts & Craft Inc.        COM      00086T103     732   33,800 SH         DEFINED     1     33,800
                Adobe Sys Inc               COM      00724F101     451   10,970 SH         DEFINED     1     10,970
                Allergan Inc                COM      018490102   1,015    8,475 SH         DEFINED     1      8,475
          Alliant Techsystems Inc.          COM      018804104     960   12,273 SH         DEFINED     1     12,273
               Amazon Com Inc               COM      023135106   1,053   26,690 SH         DEFINED     1     26,690
        American Oriental Bioengr In        COM      028731107     117   10,000 SH         DEFINED     1     10,000
                  Amgen Inc                 COM      031162100   1,535   22,471 SH         DEFINED     1     22,471
             Anadarko Pete Corp             COM      032511107     383    8,800 SH         DEFINED     1      8,800
             Apple Computer Inc             COM      037833100   1,502   17,700 SH         DEFINED     1     17,700
              Applied Matls Inc             COM      038222105     242   13,100 SH         DEFINED     1     13,100
                  Avaya Inc                 COM      053499109     918   81,200 SH         DEFINED     1     81,200
              Bank New York Inc             COM      064057102     366    9,300 SH         DEFINED     1      9,300
         Berkshire Hathaway Inc. Del       CL B      084670207   1,085      296 SH         DEFINED     1        296
                 Boeing Co.                 COM      097023105   1,386   15,600 SH         DEFINED     1     15,600
                   BP Plc               Spons. ADR   055622104     894   13,328 SH         DEFINED     1     13,328
                Broadcom Corp              CL A      111320107   1,063   32,900 SH         DEFINED     1     32,900
                Carnival Corp           Paired CTF   143658300     894   18,225 SH         DEFINED     1     18,225
             Caterpillar Inc Del            COM      149123101   1,248   20,350 SH         DEFINED     1     20,350
                Celgene Corp                COM      151020104   1,329   23,100 SH         DEFINED     1     23,100
           Cheesecake Factory Inc           COM      163072101     914   37,158 SH         DEFINED     1     37,158
              Chevron Corp New              COM      166764100   1,612   21,918 SH         DEFINED     1     21,918
                 Chubb Corp                 COM      171232101   1,185   22,400 SH         DEFINED     1     22,400
                Cisco Sys Inc               COM      17275R102   1,709   62,534 SH         DEFINED     1     62,534
             ConocoPhillips Com             COM      20825C104     594    8,250 SH         DEFINED     1      8,250
           Consolidated Edison Inc          COM      209115104     529   11,000 SH         DEFINED     1     11,000
                 Corning Inc                COM      219350105     791   42,300 SH         DEFINED     1     42,300
            Costco Whsl Corp New            COM      22160K105     328    6,200 SH         DEFINED     1      6,200
                  CROCS Inc                 COM      227046109     903   20,900 SH         DEFINED     1     20,900
                  CSX Corp                  COM      126408103   1,560   45,300 SH         DEFINED     1     45,300
             Ctrip Com Intl Ltd             ADR      22943F100   1,335   21,400 SH         DEFINED     1     21,400
                 Deere & Co                 COM      244199105   1,340   14,100 SH         DEFINED     1     14,100
                 Eaton Corp                 COM      278058102     263    3,500 SH         DEFINED     1      3,500
                  EBAY Inc                  COM      278642103     993   33,026 SH         DEFINED     1     33,026
             Electronic Arts Inc            COM      285512109   1,794   35,625 SH         DEFINED     1     35,625
               Emerson Elec Co              COM      291011104   1,005   22,800 SH         DEFINED     1     22,800
         Enbridge Energy Partners LP        COM      29250R106     519   10,500 SH         DEFINED     1     10,500
                 Encana Corp                COM      292505104     369    8,025 SH         DEFINED     1      8,025
             Evergreen Solar Inc            COM      30033R108      79   10,500 SH         DEFINED     1     10,500
        Evergreen Utls. & High Incm F       COM      30034Q109     376   13,500 SH         DEFINED     1     13,500
              Exxon Mobil Corp              COM      30231G102   3,543   46,231 SH         DEFINED     1     46,231
                 Fedex Corp                 COM      31428X106   1,141   10,500 SH         DEFINED     1     10,500
        Gabelli Glb Gld Nat Res & In  COM SHS BN INT 36244N109     344   14,000 SH         DEFINED     1     14,000
                Genentech Inc             COM NEW    368710406     911   11,225 SH         DEFINED     1     11,225
             General Electric Co            COM      369604103   2,905   78,058 SH         DEFINED     1     78,058
              Gen-Probe Inc New             COM      36866T103     209    4,000 SH         DEFINED     1      4,000
             Gilead Sciences Inc            COM      375558103     750   11,550 SH         DEFINED     1     11,550
           Goldman Sachs Group Inc          COM      38141G104   2,193   11,000 SH         DEFINED     1     11,000
                 Google Inc                CL A      38259P508   3,433    7,455 SH         DEFINED     1      7,455
             Harley Davidson Inc            COM      412822108   2,119   30,063 SH         DEFINED     1     30,063
                 Hershey Co                 COM      427866108   1,348   27,074 SH         DEFINED     1     27,074
                  Hess Corp                 COM      42809H107   1,373   27,700 SH         DEFINED     1     27,700
                HDFC Bank LTD               ADR      40415F101     996   13,200 SH         DEFINED     1     13,200
               Home Depot Inc               COM      437076102     403   10,035 SH         DEFINED     1     10,035
            Illinois Tool Wks Inc           COM      452308109   1,127   24,400 SH         DEFINED     1     24,400
         Ingersoll-Rand Company Ltd        CL A      G4776G101     998   25,500 SH         DEFINED     1     25,500
                 Intel Corp                 COM      458140100     684   33,800 SH         DEFINED     1     33,800
            J P Morgan Chase & Co           COM      46625H100   1,111   23,000 SH         DEFINED     1     23,000
              Johnson & Johnson             COM      478160104   3,367   51,000 SH         DEFINED     1     51,000
            Juniper Networks Inc            COM      48203R104     350   18,495 SH         DEFINED     1     18,495
              Kimco Realty Corp             COM      49446R109   1,533   34,100 SH         DEFINED     1     34,100
        L-3 Communications Hldgs Inc        COM      502424104   1,099   13,438 SH         DEFINED     1     13,438
               Legg Mason Inc.              COM      524901105     951   10,000 SH         DEFINED     1     10,000
            Lehman Bros Hldgs Inc           COM      524908100   1,270   16,260 SH         DEFINED     1     16,260
        Magellan Midstream Prtnrs LP  COM UNIT RP LP 559080106     328    8,500 SH         DEFINED     1      8,500
               Magna Intl Inc              CL A      559222401     652    8,100 SH         DEFINED     1      8,100
        Martha Stewart Living Omnime       CL A      573083102     353   16,100 SH         DEFINED     1     16,100
        Marvell Technology Group Ltd        ORD      G5876H105     510   26,600 SH         DEFINED     1     26,600
           Merrill Lynch & Co Inc           COM      590188108   5,139   55,200 SH         DEFINED     1     55,200
               Microsoft Corp               COM      594918104   2,262   75,760 SH         DEFINED     1     75,760
          Microchip Technology Inc          COM      595017104     320    9,787 SH         DEFINED     1      9,787
                Motorola Inc.               COM      620076109   1,003   48,800 SH         DEFINED     1     48,800
               Murphy Oil Corp              COM      626717102     580   11,400 SH         DEFINED     1     11,400
                News Corp Ltd              CL B      65248E203     486   23,442 SH         DEFINED     1     23,442
                 Nokia Corp.           SPONSORED ADR 654902204     375   18,442 SH         DEFINED     1     18,442
              Northern Tr Corp              COM      665859104   1,141   18,800 SH         DEFINED     1     18,800
            Northrop Grumman Corp           COM      666807102     282    4,170 SH         DEFINED     1      4,170
               NYSE Group Inc               COM      62949W103     642    6,600 SH         DEFINED     1      6,600
           Oceaneering Int'l. Inc.          COM      675232102     631   15,900 SH         DEFINED     1     15,900
               OGE Energy Corp              COM      670837103   1,056   26,400 SH         DEFINED     1     26,400
               Oneok Partners         UNIT LTD PARTN 68268N103     412    6,500 SH         DEFINED     1      6,500
          Pan American Silver Corp          COM      697900108     579   23,000 SH         DEFINED     1     23,000
        Penn Va Resources Partnrs LP        COM      707884102     368   14,130 SH         DEFINED     1     14,130
                 Pepsico Inc                COM      713448108   1,076   17,200 SH         DEFINED     1     17,200
             Procter & Gamble Co            COM      742718109   2,281   35,498 SH         DEFINED     1     35,498
            Prosperity Bancshares           COM      743606105     435   12,600 SH         DEFINED     1     12,600
                Qualcomm Inc                COM      747525103     835   22,100 SH         DEFINED     1     22,100
                 Raytheon Co              COM NEW    755111507   1,090   20,650 SH         DEFINED     1     20,650
             Salesforce Com Inc             COM      79466L302     725   19,900 SH         DEFINED     1     19,900
              Schlumberger Ltd              COM      806857108   2,400   38,000 SH         DEFINED     1     38,000
             Scripps E W Co Ohio           CL A      811054204     719   14,400 SH         DEFINED     1     14,400
              Sears Hldgs Corp              COM      812350106     302    1,800 SH         DEFINED     1      1,800
               Smith Intl Inc               COM      832110100     846   20,600 SH         DEFINED     1     20,600
            Southern Copper Corp            COM      84265V105     243    4,500 SH         DEFINED     1      4,500
               Starbucks Corp               COM      855244109     216    6,100 SH         DEFINED     1      6,100
               State Str Corp               COM      857477103   1,018   15,100 SH         DEFINED     1     15,100
               SVB Finl Group               COM      78486Q101     307    6,581 SH         DEFINED     1      6,581
                 Target Corp                COM      87612E106     488    8,549 SH         DEFINED     1      8,549
        Teekay Shipping Marshall Isl        COM      Y8564W103     720   16,500 SH         DEFINED     1     16,500
               Terex Corp New               COM      880779103   1,221   18,900 SH         DEFINED     1     18,900
              Texas Instrs Inc              COM      882508104     885   30,730 SH         DEFINED     1     30,730
               Time Warner Inc              COM      887317105     752   34,525 SH         DEFINED     1     34,525
               Transocean Inc               ORD      G90078109     894   11,050 SH         DEFINED     1     11,050
              UCBH Holdings Inc             COM      90262T308   1,226   69,800 SH         DEFINED     1     69,800
          United Parcel Service Inc        CL B      911312106   1,290   17,200 SH         DEFINED     1     17,200
          United Technologies Corp          COM      913017109     864   13,816 SH         DEFINED     1     13,816
           Unitedhealth Group Inc           COM      91324P102     430    8,000 SH         DEFINED     1      8,000
        Univision Communications Inc       CL A      914906102   1,550   43,748 SH         DEFINED     1     43,748
            Wachovia Corp 2nd New           COM      929903102     644   11,300 SH         DEFINED     1     11,300
            Wells Fargo & Co New            COM      949746101   1,287   36,180 SH         DEFINED     1     36,180
              Wrigley Wm Jr Co              COM      982526105     791   15,300 SH         DEFINED     1     15,300
                  Yahoo Inc                 COM      984332106     978   38,295 SH         DEFINED     1     38,295


